Basis of Presentation and Summary of Significant Accounting Policies - Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basis of Presentation and Summary of Significant Accounting Policies
Restricted cash	$ 1.0	$ 0.5	$ 0.2